January 31, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

Re:        AXP High Yield Tax-Exempt Series, Inc.
              AXP High Yield Tax-Exempt Fund
           Post-Effective Amendment No. 46
           File No.: 2-63552/811-2901

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 46 (Amendment). This Amendment was filed electronically on Jan. 27, 2004.

If you have any questions or concerns regarding this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-4321.

Sincerely,




/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation